CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
OPERATING EXPENSES
Professional fees and other expenses	$ (187,706)		$ (831,761)		$ (543,125)	$ (1,316,609)	$ (8,971)	$ (1,853,300)
Franchise tax	(11,000)		(50,000)		(22,050)	(95,839)	(2,400)	(163,296)
LOSS FROM OPERATIONS	(198,706)		(881,761)		(565,175)	(1,412,448)	(11,371)	(2,016,596)
Other (expense) income:
Interest earned and unrealized loss on marketable securities held in Trust Account								1,566,410
Interest earned and unrealized loss on marketable securities held in Trust Account	93,954		159,361		283,114	99,639		1,566,410
Change in fair value of forward purchase agreement	(210,365)				(167,264)
TOTAL OTHER (LOSS) INCOME BEFORE TAXES	(315,117)		(722,400)		(449,325)	(1,312,809)	(11,371)	(450,186)
Income Tax Expense	(17,420)				(54,823)			(250,739)
NET LOSS	$ (332,537)	$ (171,611)	$ (722,400)	$ (590,409)	$ (504,148)	$ (1,312,809)	(11,371)	(700,925)
Common stock subject to possible redemption
Other (expense) income:
NET LOSS								$ (542,232)
Basic Weighted average shares outstanding	770,221		11,500,000		1,363,026	10,610,497		11,058,904
Diluted Weighted average shares outstanding	770,221		11,500,000		1,363,026	10,610,497		11,058,904
Basic net loss per share	$ (0.08)		$ (0.05)		$ (0.11)	$ (0.09)		$ (0.05)
Diluted net loss per share	$ (0.08)		$ (0.05)		$ (0.11)	$ (0.09)		$ (0.05)
Common stock not subject to possible redemption
Other (expense) income:
NET LOSS							$ (11,371)	$ (158,693)
Basic Weighted average shares outstanding	3,251,000		3,251,000		3,251,000	3,221,917	2,500,000 [1]	3,236,578	[1]
Diluted Weighted average shares outstanding	3,251,000		3,251,000		3,251,000	3,221,917	2,500,000.00	3,236,578	[1]
Basic net loss per share	$ (0.08)		$ (0.05)		$ (0.11)	$ (0.09)	$ 0.00	$ (0.05)
Diluted net loss per share	$ (0.08)		$ (0.05)		$ (0.11)	$ (0.09)	$ 0.00	$ (0.05)

[1]	Excludes 375,000 shares for the period April 28, 2021 (inception) through December 31, 2021 that were subject to forfeiture if the overallotment option was not exercised, in full or in part, by the underwriters (Note 5)